SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY (Details)				12 Months Ended
	Oct. 04, 2022 Integer	Jun. 14, 2021 Integer	Feb. 17, 2021 Integer	Dec. 31, 2024 Integer $ / shares	Dec. 31, 2023 Integer $ / shares	Dec. 31, 2022 Integer $ / shares
Share Capital
Number of warrants, outstanding, beginning balance				9,074	9,254
Average exercise price, outstanding, beginning balance | $ / shares				$ 852.80	$ 868.00
Weighted average remaining contractual term in years, outstanding				1 year 2 months 26 days	2 years 2 months 26 days	4 years 7 days
Number of warrants, exercisable, beginning balance				9,074	9,254
Average exercise price, exercisable, beginning balance | $ / shares				$ 852.80	$ 868.00
Weighted average remaining contractual term in years, exercisable				1 year 2 months 26 days	2 years 2 months 26 days	4 years 7 days
Number of warrants, granted	0.58	3.15	4.45	32,500
Average exercise price, granted | $ / shares				$ 44.00
Number of warrants, exercised				35,271
Average exercise price, exercised | $ / shares				$ 42.00
Number of warrants, forfeited
Average exercise price, forfeited | $ / shares
Number of warrants, expired					180
Average exercise price, expired | $ / shares					$ 1,524
Number of warrants, warrants buy-back				5,051
Number of warrants, outstanding, ending balance				1,252	9,074	9,254
Average exercise price, outstanding, ending balance | $ / shares				$ 1,391.60	$ 852.80	$ 868.00
Number of warrants, outstanding, ending balance				1,252	9,074	9,254
Average exercise price, exercisable, ending balance | $ / shares				$ 1,391.60	$ 852.80	$ 868.00